Note 5 - Loans Receivable and Allowance for Loan Losses (Details) - Past Due Financing Receivables (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Residential Mortgage
Loans receivable, 30 to 59 days past due	$ 2,629	$ 2,541	$ 6,581
Loans receivable, 60 to 89 days past due	966	1,506	1,701
Loans receivable, equal to greater than 90 days past due	2,897	4,810	9,825
Loans receivable, past due	6,492	8,857	18,107
Loans receivable, current	228,591	225,104	209,419
Loans receivable, net	235,083	233,961	227,526
Loans receivable, nonaccrual	5,722	7,952	13,447
Loans receivable, 90 days past due and still accruing	360	361	647
Residential Mortgage: One-to-Four Family [Member]
Residential Mortgage
Loans receivable, 30 to 59 days past due	2,271	2,496	3,910
Loans receivable, 60 to 89 days past due	901	1,381	1,525
Loans receivable, equal to greater than 90 days past due	1,266	2,185	5,822
Loans receivable, past due	4,438	6,062	11,257
Loans receivable, current	140,305	137,048	125,189
Loans receivable, net	144,743	143,110	136,446
Loans receivable, nonaccrual	3,360	4,346	7,955
Loans receivable, 90 days past due and still accruing	360	310	501
Residential Mortgage: Home Equity [Member]
Residential Mortgage
Loans receivable, 30 to 59 days past due	98	32	412
Loans receivable, 60 to 89 days past due		125	127
Loans receivable, equal to greater than 90 days past due	223	1,207	1,317
Loans receivable, past due	321	1,364	1,856
Loans receivable, current	36,524	37,049	38,825
Loans receivable, net	36,845	38,413	40,681
Loans receivable, nonaccrual	430	1,586	1,502
Loans receivable, 90 days past due and still accruing		51	146
Commercial and Multi-Family Real Estate [Member]
Residential Mortgage
Loans receivable, 30 to 59 days past due			782
Loans receivable, equal to greater than 90 days past due	1,239	1,248	1,805
Loans receivable, past due	1,239	1,248	2,587
Loans receivable, current	30,335	30,715	29,516
Loans receivable, net	31,574	31,963	32,103
Loans receivable, nonaccrual	1,239	1,248	2,587
Construction: One-to-Four Family Occupied [Member]
Residential Mortgage
Loans receivable, current	1,760	2,557	4,552
Loans receivable, net	1,760	2,557	4,552
Construction: Other [Member]
Residential Mortgage
Loans receivable, 30 to 59 days past due			1,000
Loans receivable, 60 to 89 days past due	65
Loans receivable, equal to greater than 90 days past due			601
Loans receivable, past due	65		1,601
Loans receivable, current	9,290	7,433	1,968
Loans receivable, net	9,355	7,433	3,569
Loans receivable, nonaccrual	65	137	601
Commercial and Industrial [Member]
Residential Mortgage
Loans receivable, 30 to 59 days past due	260	9	472
Loans receivable, 60 to 89 days past due			49
Loans receivable, equal to greater than 90 days past due	169	170	280
Loans receivable, past due	429	179	801
Loans receivable, current	9,225	9,473	8,445
Loans receivable, net	9,654	9,652	9,246
Loans receivable, nonaccrual	628	635
Total Consumer Portfolio Segment [Member]
Residential Mortgage
Loans receivable, 30 to 59 days past due		4	5
Loans receivable, past due		4	5
Loans receivable, current	1,152	829	924
Loans receivable, net	1,152	833	929
Loans receivable, nonaccrual			$ 802